CURRENT AND DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of composition of current tax assets
	Current assets		Non-current assets		Total assets
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provisional monthly payments (advances)	36,788	10,968	-	-	36,788	10,968
Other recoverable credits	5,532	18,353	-	-	5,532	18,353
Total assets by current tax	42,320	29,321	-	-	42,320	29,321

Schedule of composition of current tax liabilities
	Current liabilities		Non-current liabilities		Total liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Income tax provision	656	11,925	-	-	656	11,925
Total liabilities by current tax	656	11,925	-	-	656	11,925

Schedule of balances of deferred tax
	Assets		Liabilities
Concept	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$

Properties, Plants and equipment	(1,314,456)	186,311	81,881	1,700,215
Assets by right of use	229,119	42,011	(136)	(91,470)
Amortization	(65,139)	(903)	9	52,233
Provisions	212,492	(139,346)	68,462	(182,913)
Revaluation of financial instruments	(18,133)	422	-	(9,857)
Tax losses	1,496,952	155,539	(60,785)	(1,200,729)
Intangibles	-	-	270,681	349,082
Other	23,981	(8,451)	24,168	242
Total	564,816	235,583	384,280	616,803

Schedule of movements of deferred tax assets and liabilities
	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Property, plant and equipment	(1,568,764)	(19,735)	-	6,003	(1,582,496)
Assets for right of use	75,849	9,903	-	-	85,752
Amortization	(54,820)	(3,735)	-	1,692	(56,863)
Provisions	(10,461)	92,804	1,566	(46,581)	37,328
Revaluation of financial instruments	3,750	(2,326)	(269)	(1,168)	(13)
Tax losses	1,479,560	(98,154)	-	(12,256)	1,369,150
Intangibles	(406,536)	20,000	-	35,298	(351,238)
Others	(28,405)	5,439	-	8,304	(14,662)
Total	(509,827)	4,196	1,297	(8,708)	(513,042)
	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,582,496)	67,237	-	1,355	(1,513,904)
Assets for right of use	85,752	47,729	-	-	133,481
Amortization	(56,863)	3,345	-	382	(53,136)
Provisions	37,328	13,881	2,873	(10,515)	43,567
Revaluation of financial instruments	(13)	10,142	414	(264)	10,279
Tax losses	1,369,150	(10,116)	-	(2,766)	1,356,268
Intangibles	(351,238)	(11,718)	-	13,874	(349,082)
Others	(14,662)	5,844	-	125	(8,693)
Total	(513,042)	126,344	3,287	2,191	(381,220)
	Opening balance Assets/ (liabilities)	Recognized in consolidated income	Recognized in comprehensive income	Exchange rate variation	Ending balance Asset (liability)
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Property, plant and equipment	(1,513,904)	110,010	-	7,557	(1,396,337)
Assets for right of use	133,481	95,774	-	-	229,255
Amortization	(53,136)	(14,142)	-	2,130	(65,148)
Provisions	43,567	158,178	924	(58,639)	144,030
Revaluation of financial instruments	10,279	(27,901)	959	(1,470)	(18,133)
Tax losses	1,356,268	216,897	-	(15,428)	1,557,737
Intangibles	(349,082)	1,030	-	77,371	(270,681)
Others	(8,693)	6,541	-	1,965	(187)
Total	(381,220)	546,387	1,883	13,486	180,536

Schedule of deferred tax expense and current income taxes
	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$

Current tax expense
Current tax expense	(3,602)	72,999	77,713
Adjustment to previous period’s current tax	(199)	(352)	362
Total current tax expense, net	(3,801)	72,647	78,075
Deferred tax expense
Deferred expense for taxes related to the creation and reversal of temporary differences	(546,387)	(126,344)	(126,344)
Total deferred tax expense, net	(546,387)	(126,344)	(126,344)
Income/(loss) tax expense	(550,188)	(53,697)	(48,269)

Schedule of composition of income/(loss) tax expense
	For the year ended
	December 31,
	2020	2019	2018
	ThUS$	ThUS$	ThUS$
Current tax expense, net, foreign	4,232	76,806	65,850
Current tax expense, net, Chile	(8,033)	(4,159)	12,225
Total current tax expense, net	(3,801)	72,647	78,075
Deferred tax expense, net, foreign	235,963	37,294	58,271
Deferred tax expense, net, Chile	(782,350)	(163,638)	(62,467)
Deferred tax expense, net, total	(546,387)	(126,344)	(4,196)
Income/(loss) tax expense	(550,188)	(53,697)	73,879

Schedule of income before tax from the Chilean legal tax rate
	For the year ended			For the year ended
	December 31,			December 31,
	2020	2019	2018	2020	2019	2018
	ThUS$	ThUS$	ThUS$	%	%	%
Tax expense using the legal rate	(1,378,547)	38,318	11,230	27.00	27.00	27.00
Tax effect by change in tax rate	-	-	5,587	-	-	1.34
Tax effect of rates in other jurisdictions	(58,268)	20,082	15,905	1.14	14.15	3.83
Tax effect of non-taxable operating revenues	(19,529)	(13,125)	(3,076)	0.38	(9.25)	(0.74)
Tax effect of disallowable expenses	40,528	66,257	61,295	(0.79)	46.69	14.75
Other increases (decreases):
Derecognition of deferred tax liabilities for early termination of aircraft financing	(294,969)	(145,930)	-	5.78	(102.83)	-
Tax effect for goodwill impairment losses	453,681	-	-	(8.89)	-	-
Derecognition of deferred tax assets not recoverable	237,637	-	-	(4.65)	-	-
Deferred tax asset not recognized	414,741	-	-	(8.12)	-	-
Other increases (decreases):	54,538	(19,299)	-	(1.07)	(13.60)	-
Total adjustments to tax expense using the legal rate	828,359	(92,015)	79,711	(16.22)	(64.84)	19.18
Tax expense using the effective rate	(550,188)	(53,697)	90,941	10.78	(37.84)	46.18

Schedule of deferred taxes related to items charged to equity
	For the year ended
	December 31,
	2020	2019
	ThUS$	ThUS$
Aggregate deferred taxation of components of other comprehensive income	1,883	3,287